Subsequent events, textuals (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
[DividendDeclaredMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 19, 2013
Subsequent Event, Amount	$ 9,658
Dividend per share	$ 0.3
Dividend Payment Date	Mar. 21, 2013
Record date of shareholders	Mar. 05, 2013
[AcquisitionOfNewVesselMember]
Subsequent Event [Line Items]
Subsequent Event, Date	Feb. 19, 2013
Subsequent Event, Amount	$ 22,000